Intangible Assets, Net - Schedule of estimated future amortization of intangible assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 48,941
2026	34,265
2027	18,111
2028	6,225
2029	1,632
Thereafter	6,365
Total	$ 115,539	$ 129,670